OTHER LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
OTHER LIABILITIES

NOTE 5 – OTHER LIABILITIES

In 2016, the Company recorded a liability in connection with the sale of two Electroencephalograms ("EEG") machines as it provided a guarantee to the customer's financing company (See Note 2). In June 2017, the customer defaulted on its payments and an additional $19,107 was booked as a liability and recognized as a loss on the sale of the assets for interest and some taxes related to the transaction. As of September, 30, 2019 and December 31, 2018, total liability to the financing company reflected in Other Liabilities is $8,058 and $12,549, respectively.

Future minimum commitments related to the EEG liability consisted of the following at September 30, 2019:

Years ended December 31,	Amount (USD)
Remainder 2019	1,500
2020	6,558
Total	$8,058

NOTE 5 – OTHER LIABILITIES

In 2016, the Company recorded a liability in connection with the sale of two EEG machines as it provided a guarantee to the customer’s financing company (See Note 2). In June 2017, the customer defaulted on its payments and an additional $19,107 was booked as a liability and recognized as a loss on the sale of the assets for interest and some taxes related to the transaction. As of December 31, 2018 and December 31, 2017, total liability to the financing company reflected in Other Liabilities is $12,549 and $17,582, respectively.

Future minimum commitments related to the EEG liability consisted of the following at December 31, 2018:

Years ended December 31,	Amount (USD)
2019	5,454
2020	7,095
Total	$12,549

On December 28, 2017, the Company borrowed $50,000 from a third party (the “Lender”). The loan was non-interest bearing and had no maturity date. As of December 31, 2017, the Company had an outstanding balance of $50,000. In January 2018, the Company issued a $97,000 convertible note payable to the Lender, which was funded by the $50,000 borrowed on December 28, 2017 plus additional proceeds of $47,000 (See Note 4).